Segmented Information (Details) - USD ($)	3 Months Ended		9 Months Ended
	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2018	Aug. 31, 2017	Nov. 30, 2017
Revenues	$ 413,555	$ 1,189,739	$ 1,325,040	$ 4,426,617
Assets	5,633,986		5,633,986		$ 7,396,781
Total property and equipment	2,909,927		2,909,927		3,267,551
Canada [Member]
Revenues	0	0	0	0
Assets	5,633,986		5,633,986		7,396,781
Total property and equipment	2,909,927		2,909,927		$ 3,267,551
United States [Member]
Revenues	$ 413,555	$ 1,189,739	$ 4,426,617	$ 111,173